Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. As of December 31,2019 and 2018, the company was not aware of any material contingencies that required special attention.

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Risk, Uncertainties, and Contingencies on P2P Business

Although the Company is not responsible for claimed losses, however the filing of a claim or commencement of any governmental investigation or proceeding against the Company or any of its affiliates, even if not justified, may create negative publicity and have a material adverse impact on the Company's operation. Should any of the allegations or claims arise, the Company operation may be adversely affected.